Segment information - Summary Of Non-current Assets By Geographical Area (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of geographical areas [line items]
Non-current Assets	$ 4,690,674	$ 1,955,399
CAYMAN ISLANDS
Disclosure of geographical areas [line items]
Non-current Assets	2,661,418
EU
Disclosure of geographical areas [line items]
Non-current Assets	463,442	250,569
Thailand
Disclosure of geographical areas [line items]
Non-current Assets	$ 1,565,814	$ 1,704,830